Related Party Transactions and Balances FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Related Party Transactions and Balances

 Note 11          Related Party Transactions and Balances

During the year ended December 31, 2011 general and administrative expenses included key management personnel compensation totaling $218,645 (2010: $242,000) (Note 12).

During the year ended December 31, 2011 the Company incurred an interest charge of $10,467 (2010: $10,975) on a loan from the parent of the Company (Note 9).

Included in accounts payable and accrued liabilities at December 31, 2011 is $332 (December 31, 2010; $16,542) owed to directors, officers and companies controlled by them for unpaid consulting fees and or expenses.

In addition, at December 31, 2011, the Company owed Lascogon Mining Corporation $18,895 for audit fees paid on behalf of the Company for preparation of an annual report to be filed in the United States.

Related party transactions are measured at fair value.